Intangible Assets and Goodwill Goodwill By Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Goodwill [Roll Forward]
Goodwill Beginning of Period	$ 16,138	$ 15,294
Acquisitions	6,101	987
Currency translation/Other	185	(143)
Goodwill End of Period	22,424	16,138
Consumer [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	8,298	8,144
Acquisitions	10	251
Currency translation/Other	211	(97)
Goodwill End of Period	8,519	8,298
Pharmaceutical [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	1,721	1,225
Acquisitions	46	538
Currency translation/Other	25	(42)
Goodwill End of Period	1,792	1,721
Medical Devices and Diagnostics [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	6,119	5,925
Acquisitions	6,045	198
Currency translation/Other	(51)	(4)
Goodwill End of Period	$ 12,113	$ 6,119